245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 31, 2019

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Capital Trust (the trust): File Nos. 002-61760 and 811-02841
Fidelity Capital Appreciation Fund
Fidelity Disciplined Equity Fund
Fidelity Flex Small Cap Fund
Fidelity Focused Stock Fund
Fidelity Stock Selector Small Cap Fund
Fidelity Value Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust